EQUITY INCENTIVE PLANS - Disclosure of Outstanding and changes of Restricted Share Units (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity Incentive Plans [Abstract]
Number of shares issued or issuable on vesting, DECEMBER 31, 2019 and 2020	239,100	0
RSUs Granted	359,723	239,100
RSUs Converted to common shares	(79,698)
Number of shares issued or issuable on vesting, DECEMBER 31, 2021	519,125	239,100